RECOVERIES FROM FORMER CUSTOMERS (Details) (10-K) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Gain Contingencies [Line Items]
Recoveries from former customers	$ 0	$ (1,800)
Settlement Agreement [Member]
Gain Contingencies [Line Items]
Recoveries from former customers		800
Resolution of Certain Legal Matters [Member]
Gain Contingencies [Line Items]
Recoveries from former customers		$ 1,000